LVIP American Century Disciplined Core Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.66%
Aerospace & Defense–1.59%
General Electric Co.	1,597	$319,640
Lockheed Martin Corp.	9,065	4,049,426
RTX Corp.	3,998	529,575
Textron, Inc.	835	60,329
		4,958,970
Air Freight & Logistics–1.03%
FedEx Corp.	8,597	2,095,777
United Parcel Service, Inc. Class B	10,337	1,136,966
		3,232,743
Automobile Components–0.36%
†Aptiv PLC	11,933	710,014
BorgWarner, Inc.	14,256	408,434
		1,118,448
Banks–7.66%
Bank of America Corp.	70,720	2,951,146
JPMorgan Chase & Co.	52,610	12,905,233
Truist Financial Corp.	9,593	394,752
U.S. Bancorp	114,693	4,842,338
Wells Fargo & Co.	39,235	2,816,681
		23,910,150
Beverages–0.70%
PepsiCo, Inc.	14,518	2,176,829
		2,176,829
Biotechnology–4.19%
†ACADIA Pharmaceuticals, Inc.	39,988	664,201
†Alnylam Pharmaceuticals, Inc.	3,219	869,194
†BioMarin Pharmaceutical, Inc.	5,326	376,495
†Exelixis, Inc.	14,759	544,902
Gilead Sciences, Inc.	66,540	7,455,807
†Incyte Corp.	4,329	262,121
†Neurocrine Biosciences, Inc.	11,791	1,304,085
†Protagonist Therapeutics, Inc.	9,867	477,168
†United Therapeutics Corp.	1,086	334,781
†Vertex Pharmaceuticals, Inc.	1,656	802,862
		13,091,616
Broadline Retail–0.24%
†Amazon.com, Inc.	3,920	745,819
		745,819
Building Products–1.01%
Allegion PLC	6,274	818,506
Masco Corp.	15,978	1,111,110
Owens Corning	8,498	1,213,685
		3,143,301
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.93%
Cboe Global Markets, Inc.	12,209	$2,762,775
Goldman Sachs Group, Inc.	529	288,987
Houlihan Lokey, Inc.	1,025	165,538
Interactive Brokers Group, Inc. Class A	11,116	1,840,698
Morgan Stanley	6,160	718,687
MSCI, Inc.	3,385	1,914,217
T. Rowe Price Group, Inc.	15,871	1,458,069
		9,148,971
Chemicals–0.98%
†Axalta Coating Systems Ltd.	25,370	841,523
PPG Industries, Inc.	17,335	1,895,582
Scotts Miracle-Gro Co.	5,953	326,760
		3,063,865
Commercial Services & Supplies–0.44%
MSA Safety, Inc.	4,404	646,023
Veralto Corp.	7,383	719,473
		1,365,496
Communications Equipment–1.40%
Cisco Systems, Inc.	37,689	2,325,788
†F5, Inc.	7,677	2,044,155
		4,369,943
Construction & Engineering–0.44%
†API Group Corp.	5,548	198,396
†Dycom Industries, Inc.	2,746	418,326
†MasTec, Inc.	1,512	176,466
Valmont Industries, Inc.	2,039	581,869
		1,375,057
Consumer Finance–0.61%
American Express Co.	3,562	958,356
Synchrony Financial	17,652	934,497
		1,892,853
Consumer Staples Distribution & Retail–4.80%
Albertsons Cos., Inc. Class A	70,104	1,541,587
†Maplebear, Inc.	15,095	602,140
Sysco Corp.	14,548	1,091,682
Target Corp.	42,322	4,416,724
†U.S. Foods Holding Corp.	31,188	2,041,566
Walmart, Inc.	60,399	5,302,428
		14,996,127
Containers & Packaging–0.39%
Crown Holdings, Inc.	13,604	1,214,293
		1,214,293
Distributors–0.32%
LKQ Corp.	23,337	992,756
		992,756
LVIP American Century Disciplined Core Value Fund–1

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.18%
ADT, Inc.	71,080	$578,591
		578,591
Diversified Telecommunication Services–2.58%
AT&T, Inc.	16,305	461,105
Verizon Communications, Inc.	167,471	7,596,485
		8,057,590
Electric Utilities–0.67%
Evergy, Inc.	14,961	1,031,561
NextEra Energy, Inc.	14,869	1,054,063
		2,085,624
Electrical Equipment–0.94%
Acuity, Inc.	3,027	797,161
†Generac Holdings, Inc.	3,820	483,803
Hubbell, Inc.	3,887	1,286,247
Powell Industries, Inc.	2,119	360,929
		2,928,140
Electronic Equipment, Instruments & Components–0.96%
TE Connectivity PLC	21,186	2,994,006
		2,994,006
Energy Equipment & Services–0.62%
Halliburton Co.	58,053	1,472,805
TechnipFMC PLC	14,310	453,484
		1,926,289
Entertainment–0.98%
Electronic Arts, Inc.	19,805	2,862,219
†Roku, Inc.	3,026	213,151
		3,075,370
Financial Services–5.21%
†Affirm Holdings, Inc.	5,467	247,054
†Berkshire Hathaway, Inc. Class B	17,637	9,393,113
Global Payments, Inc.	11,613	1,137,145
Jack Henry & Associates, Inc.	1,767	322,654
†PayPal Holdings, Inc.	79,327	5,176,087
		16,276,053
Food Products–0.64%
Conagra Brands, Inc.	12,472	332,628
Hormel Foods Corp.	5,820	180,071
Ingredion, Inc.	3,694	499,466
†Pilgrim's Pride Corp.	10,034	546,953
Tyson Foods, Inc. Class A	6,818	435,057
		1,994,175
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.10%
Atmos Energy Corp.	1,934	$298,958
		298,958
Ground Transportation–1.04%
†Lyft, Inc. Class A	12,386	147,022
†Uber Technologies, Inc.	42,650	3,107,479
		3,254,501
Health Care Equipment & Supplies–3.01%
†Align Technology, Inc.	1,667	264,820
†Lantheus Holdings, Inc.	7,303	712,773
Medtronic PLC	48,227	4,333,678
ResMed, Inc.	12,466	2,790,514
†Solventum Corp.	17,138	1,303,173
		9,404,958
Health Care Providers & Services–2.81%
Cigna Group	2,230	733,670
†DaVita, Inc.	8,899	1,361,280
†Henry Schein, Inc.	4,560	312,315
Labcorp Holdings, Inc.	745	173,391
Quest Diagnostics, Inc.	2,694	455,825
UnitedHealth Group, Inc.	10,944	5,731,920
		8,768,401
Health Care Technology–0.62%
†Veeva Systems, Inc. Class A	8,301	1,922,761
		1,922,761
Hotel & Resort REITs–0.36%
Host Hotels & Resorts, Inc.	79,711	1,132,693
		1,132,693
Hotels, Restaurants & Leisure–1.02%
Booking Holdings, Inc.	200	921,382
Expedia Group, Inc.	8,902	1,496,426
Yum! Brands, Inc.	4,984	784,282
		3,202,090
Household Durables–0.15%
†TopBuild Corp.	1,506	459,255
		459,255
Household Products–4.22%
Clorox Co.	3,301	486,072
Colgate-Palmolive Co.	35,344	3,311,733
Kimberly-Clark Corp.	19,734	2,806,569
Procter & Gamble Co.	38,530	6,566,283
		13,170,657
Industrial Conglomerates–0.16%
Honeywell International, Inc.	2,366	501,000
		501,000
LVIP American Century Disciplined Core Value Fund–2

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.20%
Prologis, Inc.	5,622	$628,483
		628,483
Insurance–4.55%
CNA Financial Corp.	19,418	986,240
Everest Group Ltd.	1,552	563,888
Hartford Insurance Group, Inc.	22,196	2,746,311
Marsh & McLennan Cos., Inc.	13,823	3,373,227
Progressive Corp.	4,150	1,174,492
Travelers Cos., Inc.	8,066	2,133,134
W.R. Berkley Corp.	45,504	3,238,065
		14,215,357
IT Services–2.44%
Accenture PLC Class A	6,486	2,023,891
Cognizant Technology Solutions Corp. Class A	41,101	3,144,227
International Business Machines Corp.	6,377	1,585,705
†Twilio, Inc. Class A	8,734	855,146
		7,608,969
Leisure Products–0.22%
†Mattel, Inc.	36,095	701,326
		701,326
Life Sciences Tools & Services–0.62%
†Avantor, Inc.	23,955	388,311
†Illumina, Inc.	19,654	1,559,348
		1,947,659
Machinery–5.43%
Caterpillar, Inc.	12,589	4,151,852
Cummins, Inc.	14,503	4,545,820
Donaldson Co., Inc.	11,526	772,934
Flowserve Corp.	3,148	153,748
Lincoln Electric Holdings, Inc.	7,104	1,343,793
†Middleby Corp.	6,380	969,632
Parker-Hannifin Corp.	5,555	3,376,607
Snap-on, Inc.	2,740	923,407
Stanley Black & Decker, Inc.	3,725	286,378
Watts Water Technologies, Inc. Class A	2,092	426,601
		16,950,772
Media–2.11%
Comcast Corp. Class A	178,223	6,576,429
		6,576,429
Metals & Mining–0.16%
Newmont Corp.	10,400	502,112
		502,112
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.51%
Consolidated Edison, Inc.	9,098	$1,006,148
WEC Energy Group, Inc.	34,005	3,705,865
		4,712,013
Oil, Gas & Consumable Fuels–5.27%
Chevron Corp.	3,186	532,986
EOG Resources, Inc.	48,031	6,159,495
Exxon Mobil Corp.	82,156	9,770,813
		16,463,294
Personal Care Products–0.97%
Kenvue, Inc.	126,486	3,033,134
		3,033,134
Pharmaceuticals–5.33%
Bristol-Myers Squibb Co.	14,983	913,813
†Jazz Pharmaceuticals PLC	6,518	809,210
Johnson & Johnson	65,617	10,881,923
Merck & Co., Inc.	45,123	4,050,241
		16,655,187
Professional Services–1.16%
Booz Allen Hamilton Holding Corp.	2,935	306,942
†CACI International, Inc. Class A	1,283	470,758
Jacobs Solutions, Inc.	6,733	813,952
Leidos Holdings, Inc.	9,304	1,255,482
†Parsons Corp.	5,438	321,984
Science Applications International Corp.	4,039	453,459
		3,622,577
Real Estate Management & Development–0.27%
†Jones Lang LaSalle, Inc.	3,374	836,448
		836,448
Semiconductors & Semiconductor Equipment–2.72%
Amkor Technology, Inc.	19,415	350,635
Broadcom, Inc.	4,323	723,800
KLA Corp.	6,616	4,497,557
Marvell Technology, Inc.	27,117	1,669,593
QUALCOMM, Inc.	8,239	1,265,593
		8,507,178
Software–3.42%
†Adobe, Inc.	4,443	1,704,024
†AppLovin Corp. Class A	3,036	804,449
†Dropbox, Inc. Class A	25,032	668,604
Microsoft Corp.	2,979	1,118,287
Oracle Corp.	3,332	465,847
Salesforce, Inc.	5,383	1,444,582
LVIP American Century Disciplined Core Value Fund–3

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys, Inc.	5,720	$2,453,022
†Zoom Communications, Inc. Class A	27,307	2,014,437
		10,673,252
Specialized REITs–1.55%
Lamar Advertising Co. Class A	2,406	273,755
†Millrose Properties, Inc.	2,674	70,888
Public Storage	8,277	2,477,223
SBA Communications Corp.	9,160	2,015,291
		4,837,157
Specialty Retail–1.75%
Bath & Body Works, Inc.	40,573	1,230,173
Gap, Inc.	38,657	796,721
Home Depot, Inc.	8,302	3,042,600
†Ulta Beauty, Inc.	1,127	413,091
		5,482,585
Technology Hardware, Storage & Peripherals–2.29%
Apple, Inc.	13,654	3,032,963
Hewlett Packard Enterprise Co.	171,417	2,644,965
HP, Inc.	18,035	499,389
NetApp, Inc.	11,030	968,875
		7,146,192
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.84%
Columbia Sportswear Co.	5,147	$389,577
NIKE, Inc. Class B	6,686	424,427
Ralph Lauren Corp.	5,712	1,260,867
†Skechers USA, Inc. Class A	9,908	562,576
		2,637,447
Trading Companies & Distributors–1.49%
†Core & Main, Inc. Class A	11,155	538,898
Ferguson Enterprises, Inc.	15,983	2,560,956
MSC Industrial Direct Co., Inc. Class A	6,941	539,107
Watsco, Inc.	759	385,800
WESCO International, Inc.	4,053	629,431
		4,654,192
Total Common Stock (Cost $272,224,098)		311,220,112

MONEY MARKET FUND–0.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	1,148,038	1,148,038
Total Money Market Fund (Cost $1,148,038)		1,148,038

TOTAL INVESTMENTS–100.03% (Cost $273,372,136)	312,368,150
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(92,087)
NET ASSETS APPLICABLE TO 37,115,295 SHARES OUTSTANDING–100.00%	$312,276,063

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP American Century Disciplined Core Value Fund–4